Commitments and Contingencies (Tables)	12 Months Ended
Jun. 30, 2019
Commitments and contingencies [Abstract]
Schedule of minimum lease payment under operating leases
Twelve months ending June 30,	Minimum lease payment
2020	$1,467,560
2021	949,929
2022	481,466
2023	77,588
Total minimum payments required	$2,976,543